Founder Preferred Shares Dividend Reserve (Details) € in Millions		12 Months Ended
	Jan. 02, 2018 shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Jan. 12, 2016
Disclosure of classes of share capital [line items]
Preference Shares, Dividend Rate, Shares Equivalent					140,220,619
Equity, beginning balance		€ 2,059.1	€ 1,852.6	€ 1,902.5
Equity, ending balance		2,556.7	€ 2,059.1	€ 1,852.6
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends Recognised As Distributions To Owners, Shares | shares	8,705,890		171,092	8,705,890
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Settlement of dividend through share issue		(2.5)	€ (120.8)
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity, beginning balance		372.6
Settlement of dividend through share issue		2.5
Equity, ending balance		€ 370.1	€ 372.6